Note 5 - Prepaid and Other Current Assets - Summary of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 1,666	$ 2,386	$ 4,203
Advances to suppliers	48	79	984
Other	79	52	713
Total prepaid and other current assets	$ 1,793	$ 2,517	$ 6,181